Investments in U.S. Residential Developments - Changes in the Balances of Equity-accounted Investments (Details) - Investments in U.S. residential developments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investments [line items]
Opening balance	$ 164,842	$ 300,653
Advances	6,706	3,408
Distributions	(55,744)	(77,443)
Derecognition of investment in U.S. residential developments	(4,377)	0
Income (loss) from investments in U.S. residential developments	31,726	(61,776)
Internal debt instruments	8,629	13,937
Equity	134,524	150,905
Balance, end of year	143,153	164,842
Gains (losses) on disposals of investments	$ 0	$ (921)